Accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of types of insurance contracts [line items]
Measurement convention	Measurement convention
The financial statements are prepared on the historical cost basis with the exception of derivative financial instruments, business combinations, share based payments, and founder preferred shares which are stated at fair value.

Business combination	Business combination
The Company uses the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interest issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.
Non-controlling interests arise from business combinations in which the Company acquires less than a 100 per cent interest. Non-controlling interests are initially measured at either fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s identifiable net assets. Nomad determines on a transaction by transaction basis which measurement method is used.
The excess of the consideration transferred, the amount of any non-controlling interests in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets is recorded as goodwill.
Where selling shareholders have contractually agreed to indemnify Nomad Foods Limited for contingent liabilities, an indemnification asset is recognized equivalent to the fair value of the liability recognized by Nomad. The indemnification asset is deducted from consideration transferred for the business combination. The indemnification asset value will subsequently be revised where revisions are made to the value of the liability or where there are doubts over the ability to recover losses from the selling shareholders.

Basis of consolidation	Basis of consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions, and any unrealized income and expenses arising from intra-group transactions are eliminated. Accounting policies are applied consistently across the Company.
Subsidiaries are all entities (including structured entities) over which Nomad has control; directly or indirectly. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
Where the Company owns less than a 100 per cent interest in a subsidiary, a non-controlling interest is recognized. The carrying amount of non-controlling interests is increased or decreased by the non-controlling interest’s share of subsequent changes in equity and payments to the non-controlling interest. Total comprehensive income is attributed to the non-controlling interests even if this results in the non-controlling interests having a negative balance.

Goodwill	Goodwill
Goodwill represents amounts arising on acquisition of subsidiaries. Goodwill is the difference between the cost of the acquisition and the fair value of the net identifiable assets acquired.
Goodwill is stated at cost less any accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Goodwill is not monitored below the operating segment level. Goodwill is not amortized but is tested at least annually for impairment.

Other intangible assets	Other intangible assets
Intangible assets acquired separately are recorded at cost and those acquired as part of a business combination are recorded at fair value as at the date of acquisition.
i)    Computer software
Capitalized software costs include the cost of acquired computer software licenses and costs that are directly associated with the design, construction and testing of such software where this relates to a major business system. Costs associated with identifying, sourcing, evaluating or maintaining computer software are recognized as an expense within other operating expenses as incurred.
The assets are stated at cost less accumulated amortization and impairment losses. Software costs are amortized by equal monthly installments over their estimated useful economic life of five to ten years once the software is capable of being brought into use.
ii)    Brands
Our largest brands, including Birds Eye, iglo, Findus, Ledo and Frikom are considered to have indefinite lives. This is based on the market position of the brands, the significant levels of investment in advertising and promoting the brands, and the fact that they have been established for at least 20 years. This accounting treatment is considered annually. Therefore these brands are not amortized, but instead held at historical cost less provision for any impairment.
Brands that are deemed to not have an indefinite life are being amortized by equal monthly installments within other operating expenses over the course of their remaining useful economic life.
iii)    Customer relationships
Long standing Food Service customer relationships have been identified as intangible assets as part of business combinations. These are deemed to not have an indefinite life and are being amortized by equal monthly installments within other operating expenses over their expected lives. The most significant of these assets were acquired as part of the Findus Acquisition in 2015 and are being amortized over 14 years.

Impairment of non-current assets	Impairment of non-current assets
The carrying amounts of the Company’s non-current assets are reviewed annually to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. Impairment losses are recognized in the Consolidated Statement of Profit or Loss in the period in which they arise. For goodwill and assets that have an indefinite useful life an impairment review is performed at least annually.
Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the net carrying amount may not be recoverable. An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount.
i)    Calculation of recoverable amount
Recoverable amount is the greater of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows of the business are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.
ii)    Allocation of impairment losses
Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to cash-generating units, then to reduce the carrying amount of the other assets in the unit on a pro rata basis. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
iii)    Reversals of impairment
An impairment loss in respect of goodwill is not reversed. In respect of other assets, an impairment loss is reversed when there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Property, plant and equipment	Property, plant and equipment
i)    Owned assets
Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use.
Where parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment.
ii)    Leased assets
The Company leases various properties, equipment and cars. The Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Where a contract contains both lease and non-lease components, the Company has elected to account for the contract as a single lease.
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is classified within property, plant and equipment and is depreciated over the shorter of the asset's useful life or the lease term on a straight-line basis.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities are presented within loans and borrowings and include the net present value of expected lease payments, including those from extension options if the Company reasonably expects to exercise them. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, otherwise the Company’s incremental borrowing rate is used. Right-of-use assets are measured at cost comprising the amount of the lease liability, adjusted for payments made or received before the commencement date, initial direct costs and restoration costs.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets primarily comprise IT equipment and small items of office furniture.
iii)    Depreciation
Depreciation is charged to the Consolidated Statement of Profit or Loss on a straight line basis over the shorter of the lease term and the estimated useful lives of each part of an item of property, plant and equipment once the item is brought into use. Land is not depreciated. The estimated useful lives are as follows:
•Buildings 40 years
•Plant and equipment 5 to 20 years
•Computer equipment 3 to 5 years
The assets’ residual values and useful lives are reviewed on an annual basis.

Inventories	Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is based on the weighted average principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. Inventories that are acquired through business combinations are fair valued at the time of acquisition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of direct costs and overheads based on normal operating capacity. Provision is made for slow moving, obsolete and defective inventories.

Employee benefits	Employee benefits
i)    Defined contribution plans
Obligations for contributions to defined contribution pension plans are recognized as an expense in the Consolidated Statement of Profit or Loss as incurred. Prepaid contributions are recognized as an asset to the extent that a cash refund or reduction in the future payments is available.
ii)    Defined benefit plans
The Company’s net obligation in respect of defined benefit pension plans and other post-employment benefits is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That net obligation is discounted to determine its present value. The calculation is performed by a qualified actuary using the projected unit credit method.
The current service cost of the defined benefit plan, recognized in the Consolidated Statement of Profit or Loss in staff costs included within Operating profit/(loss), except where included in the cost of an asset, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes, curtailments and settlements.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in Other Comprehensive Income in the period in which they arise.
The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the Consolidated Statement of Profit or Loss.
Past service cost is recognized immediately.
iii)    Share-based payment schemes
Employee benefits given through share-based payment schemes are discussed further in section 3.15 of this note.

Founder Preferred Shares	Founder Preferred Shares
Nomad Foods issued Founder Preferred Shares to both TOMS Acquisition I LLC and Mariposa Acquisition II, LLC (collectively the “Founder Entities”) in connection with its initial public offering in April 2014. Holders of the Founder Preferred Shares were entitled to receive annual dividend amounts subject to certain performance conditions (the “Founder Preferred Shares Dividend Amount”). The instrument and its component parts were analyzed under IFRS 2. The Company intended that any future Founder Preferred Shares Annual Dividend Amount would be equity settled. Accordingly, the Founder Preferred Shares Annual Dividend Amount as of June 1, 2015, of €531.5 million (the “Founder Preferred Shares Dividend reserve”) was classified as equity and no further revaluations will be required or recorded.
Founder Preferred Share Annual Dividend Amount that have been issued have been deducted from the Founder Preferred Shares Dividend reserve. Following the end of the period in which dividends are payable the excess has been transferred to retained earnings within equity.

Provisions/Onerous contracts provisions	Provisions
Provisions are recognized when the Company has a legal or constructive present obligation as a result of a past event and it is probable that the Company will be required to settle that obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the financial year end date and are discounted to present value where the effect is material.
Where it is not possible to make a reliable estimate of the estimated financial effect of a provision, appropriate disclosure of the resulting contingent liability is made, but no provision is recognized.
Financial instruments	Financial instruments
Financial assets and liabilities are recognized in the Company’s Consolidated Statement of Financial Position when the Company becomes a party to the contractual provisions of the instrument.
i)    Trade receivables
Trade receivables are amounts due from customers for goods sold when control of the products has transferred, being when the products are delivered in accordance with the contractual arrangements. At this point, there is no unfulfilled performance obligation that could affect the customer’s acceptance of the product, except for returns due to quality. The Company holds the trade receivables with the objective of collecting the contractual cash flows and so they are subsequently measured at amortized cost using the effective interest method, less any loss allowance. Since trade receivables are due within one year, this equates to initial carrying value less any loss allowance.
To assist in managing operating cash flow, we may enter into non-recourse factoring arrangements with certain receivables whereby we sell specific accounts receivables to one or more external financial institutions. The risks and rewards of ownership are considered to have been transferred at the point of sale. Up to the point of sale, these receivables are treated as held for sale and measured at fair value through Profit or Loss. Under the terms of the contractual arrangements, the Company may continue to collect the cash from the customer receivables sold, albeit acting solely as a collecting agent on behalf of the purchaser of receivables. Any cash received from customers which is due to be paid to the agent is presented as a financial liability in the Consolidated Statement of Financial Position and as a financing activity within the Consolidated Statement of Cash Flows. Factoring fees associated with the sale of factored receivables were minimal for all periods presented. See Note 18.
The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Trade receivables are grouped by days past due. Expected loss rates are based on historical credit losses experienced in each market as well as forward looking information where this is significant. Trade receivables are written off when there is no reasonable expectation of recovery. Appropriate allowances for expected credit losses and estimated irrecoverable amounts are recognized in the Consolidated Statement of Profit or Loss.
Trade receivables are presented net of associated contract liabilities, referred to as 'trade terms' as discussed further in Note 3.14 and Note 4.
ii)    Cash and cash equivalents
Cash and cash equivalents comprise of cash balances and deposits that are readily convertible to a known amount of cash and are measured at amortized cost. Deposits held in money market funds are measured at fair value through Profit or Loss as the cash flows do not only represent principal and interest.
iii)    Loans and borrowings
a.    Valuation
Interest bearing borrowings are recognized initially at fair value less attributable transaction costs.
Subsequent to initial recognition, interest bearing loans and borrowings are stated at amortized cost with any difference between cost and redemption value being recognized in the Consolidated Statement of Profit or Loss over the expected period of the borrowings.
b.    Capitalization of debt discounts and transaction fees
Discounts on issuance of debt as well as directly attributable transaction fees paid on the establishment of loan facilities are capitalized and amortized over the life of the debt. In the event a modification is considered to extinguish the original debt, any remaining debt discounts and transaction fees are expensed in the Statement of Profit or Loss.
c.    Derecognition and modification
When the Company refinances debt into another agreement with substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Company accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between the carrying amount of the liability before the modification and the present value of the cash flows after modification using the original effective interest rate is recognized as a modification gain or loss within finance income or expense.
iv)    Trade payables
Trade payables are measured at initial recognition at fair value and are subsequently measured at amortized cost using the effective interest method. Since trade payables are largely due within one year, this equates to initial carrying value.
v)    Derivative financial instruments and hedge accounting
Derivative financial instruments are recognized at fair value. When a derivative financial instrument is not designated in a hedge accounting relationship, all changes in its fair value are recognized immediately in the Consolidated Statement of Profit or Loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the item being hedged. The Company has elected the cost of hedging approach for the fair value movement on currency basis spreads of all hedging relationships, whereby the movements will be recognized within equity, if material, to the extent that they relate to the hedged item. In cash flow hedges of a forecast transaction that result in the recognition of a non-financial item (such as inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition.
The fair value of all financial derivative instruments (including but not limited to forward foreign exchange contracts, currency swaps, interest rate swaps and cross currency interest rates swaps), is determined per market standard using forward foreign exchange and interest rates at the balance sheet date, with the resulting value discounted back to present value.
The Company applies the hedge accounting requirements of IFRS 9 to all hedging relationships.
a.    Cash flow hedges
Where a derivative financial instrument is designated as a hedge of the cash flow of a recognized asset or liability, (including a highly probable forecast transaction) the effective part of any gain or loss on the derivative financial instrument is recognized directly in the cash flow hedging reserve, within other reserves. Any ineffective portion of the hedge is recognized immediately in the Consolidated Statement of Profit or Loss.
If the result of a forecasted transaction is recognition of a non-financial asset (for example inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve (presented together as 'Other reserves') are included in the initial cost of the non-financial item upon its recognition. For all other hedged forecasted transactions, the amounts accumulated in the cash flow hedging reserve and cost of hedging reserve are reclassified to the Consolidated Statement of Profit or Loss in the same period, or periods, in which the hedged forecasted future cash flows affect the Consolidated Statement of Profit or Loss.
When a hedging instrument expires or is sold, exercised or otherwise terminated but the hedged forecast transaction is still expected to occur, the cumulative gain or loss at that point remains in equity and is recognized when the transaction occurs. If the hedged transaction is no longer expected to take place, the cumulative unrealized gain or loss recognized in equity is recognized in the Consolidated Statement of Profit or Loss immediately.
When a hedging instrument is substantially modified, any fair value gain or loss is recognized immediately in the Consolidated Statement of Profit or Loss.
b.    Net investment hedges
Until 2021, the Company used derivatives to hedge against foreign currency exchange risk arising on the translation of net investments in foreign operations. Accumulated effective fair value movements in those derivatives are presented in the translation reserve within equity.
If the hedged net investment is disposed of, the relevant amount in the translation reserve will be transferred to the Consolidated Statement of Profit or Loss as part of the gain or loss on disposal.
vi)    Short-term investments
The Company may invest surplus cash positions in short-term investments to manage liquidity and credit risk. Short‐term investments are held within managed investment funds and are measured at fair value with all changes in fair value are recognized immediately in the Consolidated Statement of Profit or Loss.
Short-term investments are valued using inputs that are derived principally from or corroborated by observable market data.
Revenue	Revenue from contracts with customers
The Company manufactures and sells a range of frozen foods to retail, wholesale and Food Service markets. Revenue is recognized when control of the products has transferred, being when the products are delivered to the customer in accordance with the contractual arrangements. At this point, there is no unfulfilled performance obligation that could affect the customer’s acceptance of the product, except for returns due to quality. A provision for product return allowances, which is estimated based upon the Company’s historical performance and management’s experience, is recorded as a reduction of sales in the same period that the revenue is recognized. Revenue excludes sales taxes and intra-company sales.
Products are often sold with variable pricing arrangements which are treated as a reduction in revenue, including payment discounts, trade promotions and slotting fees. Discounts given by the Company include rebates, price reductions and incentives to customers, promotional couponing and trade communication costs. Trade promotions consist of pricing allowances, merchandising funds and customer coupons, which are offered through various programs to customers and consumers. Certain retailers require the payment of slotting fees to obtain space for the Company’s products on the retailers’ store shelves.
Where variable pricing arrangements are in place, revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. Accumulated experience is used to estimate and provide for the discounts. Revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. Accruals for expected pay-outs under these programs are collectively known as ‘trade terms’ and are included within trade and other receivables or within trade and other payables in the Consolidated Statement of Financial Position. No element of financing is deemed present as the payment terms are made in line with market practice and accruals are typically settled within twelve months of the sale.

Share based payments	Share based payments
The Nomad Foods Long-term Incentive Plan known as the "Management Share Awards", which incorporates an annual Non-Executive Directors Restricted Stock Scheme, falls within the provisions of IFRS 2 “Share-based Payment” and awards under the Management Share Awards represent equity settled share based payments. A charge is taken to the Consolidated Statement of Profit or Loss for the difference between the fair value of the shares at grant date and the amount subscribed, spread over the vesting period.
Share based payment arrangements in which Nomad receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share based payment transactions, regardless of how the equity instruments are obtained by Nomad.
The grant date fair value of share-based payment awards granted to any Director or employee is recognized as an expense, with a corresponding increase in equity, over the period that any Director or employee becomes unconditionally entitled to the awards.
The fair value of the awards granted with market performance conditions are measured using a valuation model, taking into account the terms and conditions upon which the awards were granted. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.
See Note 8(b) for further information on the Company’s share-based payment arrangements and details of the valuation model used.

Interest income	Interest income Interest income is recognized in the Consolidated Statement of Profit or Loss on an accruals basis using the effective interest method.
Expenses	Expenses & Exceptional items
i)    Borrowing costs
Unless capitalized as part of the cost of borrowing (see Note 3.13(iii)), borrowing costs are recognized in the Consolidated Statement of Profit or Loss in the period in which they are incurred.
ii)    Exceptional items
The separate reporting of exceptional items which are presented as exceptional within the relevant Consolidated Statement of Profit or Loss category, helps provide an indication of the Company’s underlying business performance. Exceptional items have been identified and presented by virtue of their size, nature or incidence. In determining whether an event or transaction is exceptional, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence. Exceptional items comprise restructuring costs, impairments or reversal of impairments of intangible assets, operational restructuring, integration and acquisition costs relating to new acquisitions, implementation of strategic opportunities and other significant items (see Note 7).
iii)    Research and development
Expenditure on research activities is recognized in the Consolidated Statement of Profit or Loss as an expense as incurred.

Taxation	Taxation
Tax on the profit or loss for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Profit and Loss except to the extent that it relates to items recognized in Other Comprehensive Income or those recognized directly in equity, in which case it is recognized within the Statement of Other Comprehensive Income or Statement of Changes in Equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the financial year end date, and any adjustment to tax payable in respect of previous years. Where tax exposures can be quantified and where management assesses that the risk of an exposure crystallizing is probable, a provision for uncertain tax positions is made based on the best estimates and management’s judgments. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could in future periods experience adjustments to these accruals.
Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts used for taxation purposes on an undiscounted basis. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial year end date.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.
3.19    Dividends
Dividends are included in the financial statements in the year in which they are approved.

Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) has been determined to be the Chief Executive Officer as he is primarily responsible for the allocation of resources to the segments and the assessment of performance of the segments.
Nomad’s operations are organized into one operating unit, "Frozen", which comprises all the brands, as well as the factories, private label business units and certain corporate overheads. The CODM primarily uses “Adjusted EBITDA”, disclosed in Note 5, as the key measure of the segment’s results. Adjusted EBITDA is EBITDA adjusted to exclude, when they occur, the impacts of exited markets, acquisition purchase price adjustments and exceptional items such as restructuring charges, goodwill and intangible asset impairment charges and other unusual or non-recurring items. In addition, we exclude other adjustments such as the impact of share based payment expenses and related employer payroll taxes, and non-operating M&A related costs, because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

IFRSs not yet adopted	IFRS not yet adopted
At the date of authorization of these financial statements, except as disclosed in Note 2, there are no Standards and Interpretations relevant to the Company which are in issue but not yet effective.